PREPAYMENTS, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepayments Net
Prepayments - current	$ 3,290,993	$ 605,463
Prepayments - non-current	10,288,302	4,158,397
Allowance for doubtful accounts - current	(1,487,210)	(147,631)
Allowance for doubtful accounts -non-current	(8,583,490)
Total prepayments, net	$ 3,508,595	$ 4,616,229